Income taxes - Deferred tax (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 0
Temporary differences on right-of-use assets and related lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,747,000	€ 3,737,000
Deferred tax assets	€ 3,984,000	€ 3,922,000